Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,851,000
Previously Paid Amount	0.00
Total Fee Amount	255.62
Total Offset Amount	0.00
Net Fee	255.62
Narrative - Max Aggregate Offering Price	$ 1,851,000
Final Prospectus	true